Quarterly Holdings Report
for
Fidelity® Series International Value Fund
July 31, 2023
VSF-S-NPRT3-0923
1.907975.113
Common Stocks - 97.7%
	Shares	Value ($)
Australia - 8.1%
BHP Group Ltd.	16,385,119	506,380,744
Flutter Entertainment PLC (a)	297,300	59,176,847
Glencore PLC	45,234,827	275,092,727
Macquarie Group Ltd.	1,457,064	171,284,018
Woodside Energy Group Ltd.	5,582,181	143,881,762
TOTAL AUSTRALIA		1,155,816,098
Belgium - 1.2%
KBC Group NV	1,648,287	124,057,990
UCB SA	570,400	50,498,505
TOTAL BELGIUM		174,556,495
Canada - 0.3%
Nutrien Ltd.	709,900	48,920,193
Denmark - 0.7%
DSV A/S	483,800	96,868,504
Finland - 0.9%
Sampo Oyj (A Shares)	2,838,287	125,108,725
France - 11.5%
Air Liquide SA	984,099	176,935,049
Airbus Group NV	587,187	86,492,657
ALTEN	458,908	66,098,584
AXA SA	8,805,979	270,685,588
BNP Paribas SA	3,197,970	210,899,197
Capgemini SA	600,548	108,830,451
Euroapi SASU (a)	145,470	1,697,009
Teleperformance	256,731	37,189,828
TotalEnergies SE	7,632,292	463,711,524
VINCI SA	1,145,729	134,513,866
Vivendi SA (b)	9,203,455	82,188,132
TOTAL FRANCE		1,639,241,885
Germany - 10.9%
Bayer AG (b)	2,311,382	135,177,581
Covestro AG (a)(b)(c)	1,411,600	75,786,807
DHL Group	3,390,207	174,150,323
Hannover Reuck SE	795,463	169,805,836
Infineon Technologies AG	1,290,300	56,689,960
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	454,717	171,286,756
Rheinmetall AG	700,341	198,204,417
RWE AG	3,839,700	165,197,083
Siemens AG	1,979,207	337,340,443
Vonovia SE	2,434,941	56,734,105
TOTAL GERMANY		1,540,373,311
Hong Kong - 1.5%
AIA Group Ltd.	5,683,447	56,861,419
Prudential PLC	11,490,550	159,561,589
TOTAL HONG KONG		216,423,008
India - 0.7%
Reliance Industries Ltd. GDR (b)(c)	1,543,500	96,468,750
Indonesia - 0.6%
PT Bank Rakyat Indonesia (Persero) Tbk	230,895,137	86,509,120
Ireland - 3.2%
Bank of Ireland Group PLC	11,840,500	124,926,771
CRH PLC	3,769,308	224,541,108
Ryanair Holdings PLC sponsored ADR (a)	1,063,400	109,030,402
TOTAL IRELAND		458,498,281
Italy - 3.2%
Eni SpA	13,026,000	198,866,210
Mediobanca SpA	10,919,855	145,517,333
Prysmian SpA	919,400	36,644,411
UniCredit SpA	2,848,600	72,127,285
TOTAL ITALY		453,155,239
Japan - 24.5%
Daiichi Sankyo Kabushiki Kaisha	428,100	13,185,317
DENSO Corp.	2,828,796	196,473,716
Eisai Co. Ltd.	713,400	45,010,919
Fast Retailing Co. Ltd.	354,300	88,559,435
FUJIFILM Holdings Corp.	1,680,049	97,391,235
Fujitsu Ltd.	709,000	91,624,539
Hitachi Ltd.	5,097,600	333,163,356
Hoya Corp.	431,509	50,137,727
Ibiden Co. Ltd.	1,267,744	76,867,534
INPEX Corp.	6,450,700	83,090,765
Itochu Corp.	5,434,253	219,639,087
Minebea Mitsumi, Inc.	4,622,051	85,381,155
Mitsubishi UFJ Financial Group, Inc.	34,295,724	276,157,896
NOF Corp.	476,600	20,539,378
ORIX Corp.	8,580,133	164,709,122
Renesas Electronics Corp. (a)	8,894,800	171,614,865
Shin-Etsu Chemical Co. Ltd.	6,332,390	208,619,660
SoftBank Group Corp.	1,443,737	73,431,986
Sony Group Corp.	1,132,245	106,053,137
Sumitomo Mitsui Financial Group, Inc.	4,991,863	233,877,195
Suzuki Motor Corp.	3,446,282	138,006,316
TIS, Inc.	1,920,956	48,650,086
Tokio Marine Holdings, Inc.	9,189,745	211,318,073
Toyota Motor Corp.	24,435,520	410,853,019
Z Holdings Corp.	9,659,800	26,874,838
TOTAL JAPAN		3,471,230,356
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	2,198,965	120,126,285
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	3,379,958	97,737,739
Netherlands - 4.5%
Shell PLC ADR	9,464,848	583,318,580
Universal Music Group NV	1,878,987	48,195,831
TOTAL NETHERLANDS		631,514,411
Singapore - 1.2%
United Overseas Bank Ltd. (b)	7,537,989	170,628,666
South Africa - 1.1%
Anglo American PLC (United Kingdom)	4,689,576	144,212,844
Thungela Resources Ltd. (b)	743,874	5,598,072
TOTAL SOUTH AFRICA		149,810,916
Spain - 2.6%
Banco Santander SA (Spain)	70,812,272	286,951,290
Cellnex Telecom SA (c)	1,358,338	55,468,316
Unicaja Banco SA (b)(c)	27,019,331	31,490,220
TOTAL SPAIN		373,909,826
Sweden - 2.2%
Alleima AB	591,700	2,568,283
Investor AB (B Shares)	11,051,860	225,679,939
Sandvik AB	3,780,800	76,791,214
TOTAL SWEDEN		305,039,436
Switzerland - 4.0%
Swiss Life Holding AG	161,160	102,160,711
UBS Group AG (b)	12,169,591	269,799,832
Zurich Insurance Group Ltd.	412,160	198,884,156
TOTAL SWITZERLAND		570,844,699
United Kingdom - 9.6%
AstraZeneca PLC (United Kingdom)	1,420,399	204,077,638
B&M European Value Retail SA	9,975,200	70,818,855
BAE Systems PLC	21,615,670	258,503,125
Barratt Developments PLC	15,576,773	91,296,393
Beazley PLC	9,598,217	67,563,527
BP PLC	5,023,171	31,166,029
HSBC Holdings PLC (United Kingdom)	9,841,100	81,744,300
Imperial Brands PLC	2,890,767	68,295,665
Lloyds Banking Group PLC	182,282,020	105,313,210
NatWest Group PLC	26,546,300	83,329,962
Rolls-Royce Holdings PLC (a)	17,991,300	42,659,865
Standard Chartered PLC (United Kingdom)	26,511,622	254,293,060
TOTAL UNITED KINGDOM		1,359,061,629
United States of America - 3.7%
Ferguson PLC	562,055	90,200,226
Linde PLC	471,574	184,229,815
Sanofi SA	2,329,606	248,532,986
TOTAL UNITED STATES OF AMERICA		522,963,027
TOTAL COMMON STOCKS (Cost $10,443,120,556)		13,864,806,599

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Germany - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $127,426,683)	1,963,377	115,850,792

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d)	218,296,545	218,340,204
Fidelity Securities Lending Cash Central Fund 5.32% (d)(e)	124,003,243	124,015,643
TOTAL MONEY MARKET FUNDS (Cost $342,355,847)		342,355,847

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $10,912,903,086)	14,323,013,238
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(125,890,882)
NET ASSETS - 100.0%	14,197,122,356

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,214,093 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	391,984,399	2,675,461,638	2,849,105,833	9,448,602	-	-	218,340,204	0.5%
Fidelity Securities Lending Cash Central Fund 5.32%	513,502,912	3,469,072,030	3,858,559,299	4,072,410	-	-	124,015,643	0.4%
Total	905,487,311	6,144,533,668	6,707,665,132	13,521,012	-	-	342,355,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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